Leases (Details) - Schedule of operating leases - Leases Topic 842 [Member] - DIGERATI TECHNOLOGIES, INC [Member] $ in Thousands	12 Months Ended
Jul. 31, 2022 USD ($)
Leases (Details) - Schedule of operating leases [Line Items]
ROU Asset	$ 934,260
Amortization	(524,688)
Addition - Asset	2,026,463
ROU Asset	2,436,035
Lease Liability	934,260
Amortization	(530,047)
Addition - Liability	2,180,652
Lease Liability	2,584,865
Lease Liability	796,714
Lease Liability	1,788,151
Lease Liability	2,584,865
Operating lease cost	720,383
Cash paid for amounts included in the measurement of lease labilities
Operating cashflow from operating leases	$ 720,383
Weighted-average remain lease term-operating lease	4 years 2 months 12 days
Weighted-average discount rate	5.00%